Schedule of detailed information about continuity of convertible debt (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance	$ 9,951,496	$ 10,793,459
Issuances		4,282,477
Exchange of EB Loan for Amended EB Loan		5,043,103
Exchange of Amended EB Loan for EB CD		2,462,209
Conversion - common shares issued		(13,704,605)
Conversion - warrants issued		(5,359,775)
Interest expense	544,534	658,808
Accrued interest on conversion / interest payments	(500,000)	(607,547)
Effect of foreign exchange	(9,659)	180,830
Change in fair value	(2,147,134)	7,172,533
Convertible debt obligation ending balance	7,839,237	10,921,492
Current borrowings	2,692,514
Greater than one year	5,146,723
2019 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance	914,428	2,121,869
Issuances
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Conversion - common shares issued		(1,500,214)
Conversion - warrants issued		(1,103,661)
Interest expense	19,945	47,325
Accrued interest on conversion / interest payments		(101,247)
Effect of foreign exchange	(9,659)	180,830
Change in fair value	(405,571)	1,486,061
Convertible debt obligation ending balance	519,143	1,130,963
Current borrowings	519,143
Greater than one year
2020 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance	2,097,127	8,671,590
Issuances		4,282,477
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Conversion - common shares issued		(12,204,391)
Conversion - warrants issued		(4,256,114)
Interest expense	149,589	347,773
Accrued interest on conversion / interest payments		(256,300)
Effect of foreign exchange
Change in fair value	(73,345)	5,634,688
Convertible debt obligation ending balance	2,173,371	2,219,723
Current borrowings	2,173,371
Greater than one year
Amended EB Loan [Member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance
Issuances
Exchange of EB Loan for Amended EB Loan		5,043,103
Exchange of Amended EB Loan for EB CD		(4,931,813)
Conversion - common shares issued
Conversion - warrants issued
Interest expense		138,710
Accrued interest on conversion / interest payments		(250,000)
Effect of foreign exchange
Change in fair value
Convertible debt obligation ending balance
EB CD [Member]
IfrsStatementLineItems [Line Items]
Convertible debt obligation beginning balance	6,939,941
Issuances
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD		7,394,022
Conversion - common shares issued
Conversion - warrants issued
Interest expense	375,000	125,000
Accrued interest on conversion / interest payments	(500,000)
Effect of foreign exchange
Change in fair value	(1,668,218)	51,784
Convertible debt obligation ending balance	5,146,723	$ 7,570,806
Current borrowings
Greater than one year	$ 5,146,723